Restatement of the Consolidated Statements of Cash Flows - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cash flows from (used in) operating activities	$ (22,712)	$ 58,577	$ 208,194	$ 247,309	$ 66,921
Cash flows from (used in) investing activities	(16,885)	(12,570)	(48,861)	(170,497)	(249,831)
Cash flows from (used in) financing activities	1,385	(30,043)	(80,456)	(77,321)	(44,238)
Restatement Adjustments [Member]
Statements [Line Items]
Cash flows from (used in) operating activities	(25,337)	(1,374)	(16,961)	27,061	12,752
Cash flows from (used in) investing activities	20,069	(1,891)	14,669	(32,738)	(27,011)
Cash flows from (used in) financing activities	$ 6,627	$ 3,702	$ 3,435	$ 4,729	$ 16,742